Note 2 - Allowance for Credit Losses: Allowance for Credit Losses on Financing Receivables (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Loans and Leases Receivable, Allowance, Beginning Balance	$ 67,311,208	$ 66,327,674
Provision for Loan, Lease, and Other Losses	16,456,849	6,593,962
Financing Receivable, Allowance for Credit Loss, Writeoff	(21,007,553)	(15,029,442)
Financing Receivable, Allowance for Credit Loss, Recovery	5,347,031	5,456,303
Loans and Leases Receivable, Allowance, EndingBalance	68,107,534	63,348,497
Financing Receivable, Collectively Evaluated for Impairment	1,036,628,659	$ 894,857,186
Live Checks
Loans and Leases Receivable, Allowance, Beginning Balance	10,649,000
Provision for Loan, Lease, and Other Losses	5,637,000
Financing Receivable, Allowance for Credit Loss, Writeoff	(4,673,000)
Financing Receivable, Allowance for Credit Loss, Recovery	773,000
Loans and Leases Receivable, Allowance, EndingBalance	12,386,000
Premier Loans
Loans and Leases Receivable, Allowance, Beginning Balance	6,216,000
Provision for Loan, Lease, and Other Losses	910,000
Financing Receivable, Allowance for Credit Loss, Writeoff	(1,166,000)
Financing Receivable, Allowance for Credit Loss, Recovery	256,000
Loans and Leases Receivable, Allowance, EndingBalance	6,216,000
Other Consumer Loans
Loans and Leases Receivable, Allowance, Beginning Balance	44,646,000
Provision for Loan, Lease, and Other Losses	8,598,000
Financing Receivable, Allowance for Credit Loss, Writeoff	(13,556,000)
Financing Receivable, Allowance for Credit Loss, Recovery	3,936,000
Loans and Leases Receivable, Allowance, EndingBalance	43,624,000
Real Estate Loans
Loans and Leases Receivable, Allowance, Beginning Balance	265,000
Provision for Loan, Lease, and Other Losses	(1,000)
Financing Receivable, Allowance for Credit Loss, Writeoff	(10,000)
Financing Receivable, Allowance for Credit Loss, Recovery	6,000
Loans and Leases Receivable, Allowance, EndingBalance	260,000
Sales Finance Contracts
Loans and Leases Receivable, Allowance, Beginning Balance	5,535,000
Provision for Loan, Lease, and Other Losses	1,313,000
Financing Receivable, Allowance for Credit Loss, Writeoff	(1,602,000)
Financing Receivable, Allowance for Credit Loss, Recovery	376,000
Loans and Leases Receivable, Allowance, EndingBalance	5,622,000
Total
Loans and Leases Receivable, Allowance, Beginning Balance	67,311,000
Provision for Loan, Lease, and Other Losses	16,457,000
Financing Receivable, Allowance for Credit Loss, Writeoff	(21,007,000)
Financing Receivable, Allowance for Credit Loss, Recovery	5,347,000
Loans and Leases Receivable, Allowance, EndingBalance	$ 68,108,000